Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2022
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Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2022 and 2021:

	At March 31, 2022
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥13,217,653	¥1,517,316	¥874,174
Carrying amount of associated liabilities	10,842,730	1,196,264	807,532

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,696,689	¥877,258
Fair value of associated liabilities	—	1,241,195	807,532

Net position	¥—	¥455,494	¥69,726

	At March 31, 2021
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥9,837,768	¥1,522,945	¥849,842
Carrying amount of associated liabilities	8,561,981	1,207,662	788,300

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,720,956	¥855,254
Fair value of associated liabilities	—	1,263,296	788,300

Net position	¥—	¥457,660	¥66,954